Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitments Outstanding

Commitments outstanding were as follows:

	June 30, 2024	December 31, 2023
Residential construction	$22,924	$14,368
Commercial construction	16,651	$9,972
Revolving lines of credit and other	169,409	158,861
	$208,984	$183,201